Intangible Assets, Net (Summary of the Company's Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 185,759	$ 180,329
Accumulated Amortization	(84,360)	(89,745)
Impairment	(33,123)	(17,189)
Net Carrying Amount	68,276	73,395
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	33,464	25,588
Accumulated Amortization	(12,695)	(8,083)
Impairment	(8,917)	(7,244)
Net Carrying Amount	11,852	10,261
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,954	5,379
Accumulated Amortization	(4,235)	(2,672)
Impairment	(259)	(260)
Net Carrying Amount	1,460	2,447
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	46,587	36,698
Accumulated Amortization	(19,431)	(12,870)
Impairment	(10,751)	(3,432)
Net Carrying Amount	16,405	20,396
Trademarks and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,689	18,048
Accumulated Amortization	(5,875)	(3,939)
Impairment	(9,534)	(543)
Net Carrying Amount	8,280	13,566
Cinema advertising slot rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	53,239	87,210
Accumulated Amortization	(37,360)	(61,314)
Impairment	0	(4,115)
Net Carrying Amount	15,879	21,781
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,826	7,406
Accumulated Amortization	(4,764)	(867)
Impairment	(3,662)	(1,595)
Net Carrying Amount	$ 14,400	$ 4,944